Note 3 - Investments	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
3. INVESTMENTS

The Company’s marketable securities are categorized as available-for-sale securities. The cost for marketable securities was determined using the specific identification method. The fair values of marketable securities are based on the quoted market price for those securities. Short-term investments consist of certificates of deposits with maturities of generally three months to one year. At June 28, 2015, the fair value of short-term investments was $133,729. At June 29, 2014, the fair value of short-term investments was $1,453,326. Non-current investments are marketable securities which primarily consist of telecommunications stocks and a mutual fund that invests in mortgage backed securities. Unrealized gains and losses are reported as a component of accumulated other comprehensive earnings in Stockholders’ Equity.

As of June 28, 2015, the Company had $58,014 of gross unrealized gains from its investments in federal agency mortgage backed securities owned through a mutual fund which had a fair value of $3,676,005. As of June 29, 2014, $100,125 in gross unrealized gains were from its investments in federal agency mortgage backed securities which had a fair value of $3,605,513. The Company’s investments were as follows:

June 28, 2015	Original Cost	Unrealized Gain	Unrealized Loss	Fair Value
Equity securities	$1,285,759	$3,910,144	$(5,516)	$5,190,387

Mutual fund	3,617,991	58,014	-	3,676,005

Certificates of deposits	133,729	-	-	133,729

June 29, 2014
Equity securities	$1,285,759	$4,089,398	$(1,171)	$5,373,986

Mutual fund	3,505,388	100,125	-	3,605,513

Certificates of deposits	1,453,326	-	-	1,453,326

During fiscal 2015 and fiscal 2014, the Company had certain equity securities with cumulative unrealized losses of $5,516 and $1,171 respectively. Management believes the unrealized losses are temporary and the Company has the ability and intent to hold these securities long enough to recover its investment.

	Less than 12 months		12 Months or greater		Total
June 28, 2015	Fair Value	Unrealized loss	Fair Value	Unrealized loss	Fair Value	Unrealized loss
Equity securities	$-	$-	$329	$(5,516)	$329	$(5,516)

	Less than 12months		12 Months or greater		Total
June 29, 2014	Fair Value	Unrealized loss	Fair Value	Unrealized loss	Fair Value	Unrealized loss
Equity securities	$4,674	$(1,171)	$-	$-	$4,674	$(1,171)

The equity securities portfolio includes the following stocks:

82,112	shares of AT&T	4,398	shares of CenturyLink
4,508	shares of Frontier Communications	774	shares of Teradata
412	shares of DexMedia	774	shares of NCR
40,000	shares of Sprint Nextel	31,904	shares of Verizon
6,471	shares of Vodafone	679	shares of Windstream
2,520	shares of Manulife	815	shares of CSAL

During the year ended June 28, 2015 Windstream spun off Communication Sales & Leasing (CSAL) and followed immediately with a 1-for-6 reverse split of Windstream shares.

During the year ended June 29, 2014, the Company purchased 5,000 shares of Verizon. In addition the Company received 3,120 shares of Verizon as a result of Vodafone’s special dividend funded by its sale of Verizon Wireless. LSI was purchased by Anago in an all cash transaction resulting in a gain of $281 on the Company’s holdings of LSI.

As stated in Note 1, the Company records its readily marketable debt and equity securities at fair value. These assets are valued in accordance with a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets for identical assets or liabilities;
Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The fair value of these assets as of June 28, 2015 is as follows:

	Quoted	Significant		Unrealized	Cumulative
	Price for	Other	Significant	gains/(losses)	Unrealized
	Identical	Observable	Unobservable	for the	gains/(losses)
	Assets	Inputs	Inputs	Year Ended	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 28, 2015	June 28, 2015

Equity securities	$5,190,387	$-	$-	$(183,599)	$3,904,627

Mutual fund	3,676,005	-	-	(42,111)	58,014

Certificates of deposits	-	133,729	-	-	-
TOTAL	$8,866,392	$133,729	-	$(225,710)	$3,962,641

The fair value of these assets as of June 29, 2014 was as follows:

	Quoted	Significant		Unrealized	Cumulative
	Price for	Other	Significant	gains/(losses)	Unrealized
	Identical	Observable	Unobservable	for the	gains/(losses)
	Assets	Inputs	Inputs	Year Ended	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 29, 2014	June 29, 2014

Equity securities	$5,373,986	$-	$-	$(70,956)	$4,088,226

Mutual fund	3,605,513	-	-	83,200	100,125

Certificates of deposits	-	1,453,326	-	-	-
TOTAL	$8,979,499	$1,453,326	-	$12,244	$4,188,351

The fair value of certificates of deposits is estimated using net present value techniques and comparing the values to certificates with similar terms.